Share capital and other components of equity (Tables)	12 Months Ended
Dec. 31, 2021
Share Capital And Other Components Of Equity [Abstract]
Summary of Number of Common Shares Issued
The following table summarizes the number of common shares issued:

(in number of shares)	Note	2021	2020
Balance, beginning of year		93,397,985	81,450,326
Repurchase and cancellation of own shares		(2,157,862)	(1,542,155)
Issuance of shares		-	11,960,000
Stock options exercised	20	912,770	1,529,814
Balance, end of year		92,152,893	93,397,985

Summary of Share Capital Issued and Fully Paid
The following table summarizes the share capital issued and fully paid:

	2021	2020
Balance, beginning of year	1,120,049	678,915
Issuance of shares, net of expenses	-	425,350
Repurchase and cancellation of own shares	(23,449)	(12,025)
Cash consideration of stock options exercised	20,114	21,361
Ascribed value credited to share capital on stock options exercised	6,210	4,554
Issuance of shares on settlement of RSUs	10,257	1,894
Balance, end of year	1,133,181	1,120,049